Disclosure of Change in Stock Options Issued (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
IfrsStatementLineItems [Line Items]
Balance - Beginning of year, Number (in shares)	(35,111,187)
Exercised, Number (in shares)	35,111,187
Employee Stock Option, USD [Member]
IfrsStatementLineItems [Line Items]
Balance - Beginning of year, Number (in shares)	506,400	741,116	727,816
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	$ 1.44	$ 3.61	$ 4.07
Balance - Beginning of year, Number (in shares)	580,000	180,000	185,000
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	$ 0.42	$ 0.37	$ 1.07
Balance - Beginning of year, Number (in shares)	(32)	(84,366)	(100,850)
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	$ 590.25	$ 2.14	$ 2.24
Balance - Beginning of year, Number (in shares)	32	84,366	100,850
Balance - Beginning of year, Number (in shares)			(64,850)
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares			$ (2.75)
Balance - Beginning of year, Number (in shares)	1,086,368	506,400	741,116
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	$ 0.88	$ 1.44	$ 3.61
Exercised, Weighted average exercise price (in US and CAN dollars per share) | $ / shares			$ 2.75
Exercised, Number (in shares)			64,850
Balance - Beginning of year, Number (in shares)		(330,350)	(6,000)
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 2.56	$ 13.39
Balance - Beginning of year, Number (in shares)		330,350	6,000
Deferred Stock Units DSU's [Member]
IfrsStatementLineItems [Line Items]
Balance - Beginning of year, Number (in shares)	173,000	212,000	161,000
Balance - Beginning of year, Number (in shares)	280,000	120,000	150,000
Balance - Beginning of year, Number (in shares)
Balance - Beginning of year, Number (in shares)
Balance - Beginning of year, Number (in shares)	(30,000)	(159,000)	(99,000)
Balance - Beginning of year, Number (in shares)	423,000	173,000	212,000
Exercised, Number (in shares)	30,000	159,000	99,000
Balance - Beginning of year, Number (in shares)
Balance - Beginning of year, Number (in shares)
Employee Stock Option, CAD [Member]
IfrsStatementLineItems [Line Items]
Balance - Beginning of year, Number (in shares)		441	869
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 912.00	$ 743.56
Balance - Beginning of year, Number (in shares)
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Balance - Beginning of year, Number (in shares)		(441)	(428)
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 912.00	$ 570.00
Balance - Beginning of year, Number (in shares)		441	428
Balance - Beginning of year, Number (in shares)
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Balance - Beginning of year, Number (in shares)			441
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares			$ 912.00
Exercised, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Exercised, Number (in shares)
Balance - Beginning of year, Number (in shares)
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Balance - Beginning of year, Number (in shares)